UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,249,580
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/38 (a)	1,215	683,462
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	1,060	588,565
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,665	1,621,577
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,124,930
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	7,309,446

		18,577,560
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	2,050	1,926,693
5.00%, 6/01/46	6,450	4,446,307

		6,373,000
Arizona — 3.9%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,800	2,508,716
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT:
6.25%, 6/01/19	3,000	3,000,150
6.30%, 4/01/23	5,090	5,090,713
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	7,545,811
5.00%, 12/01/37	5,000	5,048,400
Vistancia Community Facilities District Arizona, GO, 5.75%, 7/15/24	2,125	2,179,421

		25,373,211
California — 10.0%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,958,655
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB (concluded):
Sutter Health, Series B, 6.00%, 8/15/42	$6,465	$7,431,130
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,155	3,506,467
St. Joseph Health System, 5.00%, 7/01/33	2,560	2,693,427
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,510	2,336,459
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	3,465	3,145,111
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	3,855	3,384,035
California State Public Works Board, RB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,667,659
Sub-Series I-1, 6.38%, 11/01/34	2,385	2,761,568
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	2,300	2,362,767
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	695	654,864
5.00%, 5/15/47	735	687,218
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,729,709
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	438,234
6.25%, 10/01/40	335	363,153

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	$2,190	$2,329,612
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,061
Various Purposes, 6.00%, 3/01/33	5,085	5,948,941
Various Purposes, 6.50%, 4/01/33	14,075	16,893,096
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	2,175	2,079,430

		65,381,596
Colorado — 2.8%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,580	3,421,943
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	2,405	2,653,004
Plaza Metropolitan District No. 1, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (c)	6,850	7,097,490
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,515,162
5.38%, 6/01/32	1,250	1,395,813
5.38%, 6/01/38	830	925,085

		18,008,497
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,885,536
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University:
5.00%, 7/01/39	5,000	5,294,850
Series G, 5.00%, 7/01/35	2,225	2,378,325

		10,558,711
Municipal Bonds	Par (000)	Value
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$2,305	$2,418,591
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,120,009

		10,538,600
District of Columbia — 3.1%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	4,519,787
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,490,524
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (d)	8,350	3,274,202
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (d)	15,000	5,467,800
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (d)	13,410	4,517,158

		20,269,471
Florida — 8.0%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	2,822,559
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	6,900	7,314,966
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,155	2,370,759
County of Hillsborough Florida IDA, RB, National Gypsum Co. AMT:
Series A, 7.13%, 4/01/30	7,500	7,502,775
Series B, 7.13%, 4/01/30	5,000	5,000,750
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	7,861,320
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	3,375	3,513,611
Series B, 5.00%, 7/01/42	2,560	2,630,707
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	6,150	6,811,187

2	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	$4,980	$4,989,811
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (e)(f)	4,226	1,732,193

		52,550,638
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,764,226
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	6,945	7,273,082

		9,037,308
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,002,273
Idaho — 1.5%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,010,100
Illinois — 13.2%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	914,500
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.63%, 1/01/35	4,200	4,429,488
Series A, 5.75%, 1/01/39	3,500	3,706,255
Series C, 6.50%, 1/01/41	11,920	13,581,052
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	1,625	1,628,087
5.00%, 1/01/34	7,585	7,584,697
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,660	1,721,935
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,193,218
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	6,030	6,063,527
Municipal Bonds	Par (000)	Value
Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$1,635	$1,755,598
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,020,964
Ascension Health, Series A, 5.00%, 11/15/42	3,575	3,641,709
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,482,251
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	4,720	4,856,644
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (d)	27,225	3,935,918
Series B (AGM), 5.00%, 6/15/50	6,380	6,381,212
Series B-2, 5.00%, 6/15/50	5,085	4,984,470
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,055,225
6.00%, 6/01/28	2,335	2,589,982
State of Illinois, GO:
Series A, 5.00%, 4/01/38	2,510	2,520,818
Various Purposes, 5.50%, 7/01/38	4,000	4,166,880
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,332,490

		86,546,920
Indiana — 6.0%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	765	742,425
4.00%, 2/01/38	3,700	3,497,721
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	1,697,081
7.00%, 1/01/44	3,950	4,127,631
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,101,291

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$910	$857,175
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	3,015	2,809,437
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,748,271
Indiana Finance Authority, Refunding RB, Series A:
Community Health Network Project, 5.00%, 5/01/42	3,670	3,631,355
Parkview Health System, 5.75%, 5/01/31	6,645	7,099,452
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,456,456
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	805	855,111
5.00%, 1/15/40	2,580	2,713,025

		39,336,431
Iowa — 1.9%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	1,830	1,574,990
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,950	1,926,600
5.50%, 12/01/22	4,765	4,593,555
5.25%, 12/01/25	940	872,517
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	3,475	3,652,955

		12,620,617
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	4,791,238
Municipal Bonds	Par (000)	Value
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$2,055	$2,100,416
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crosing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	2,485	1,398,508

		3,498,924
Louisiana — 3.4%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,724,487
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	9,601,290
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,294,070
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,100,251
5.25%, 5/15/31	1,750	1,756,685
5.25%, 5/15/32	2,240	2,243,539
5.25%, 5/15/33	2,430	2,428,348
5.25%, 5/15/35	1,025	1,020,367

		22,169,037
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,240,511
Maryland — 0.8%
County of Prince George’s Maryland, SO, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,498,245
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	898,295
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,400	2,516,256

4	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	$500	$512,840

		5,425,636
Massachusetts — 1.8%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	3,854,598
Massachusetts Development Finance Agency, Refunding RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	3,125,955
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	1,640	1,690,102
Massachusetts School Building Authority, RB, Series A, Dedicated Sales Tax, Senior, 5.00%, 5/15/43	2,880	3,078,374

		11,749,029
Michigan — 5.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	3,175	2,899,759
Series A, 5.25%, 7/01/39	8,995	8,300,676
Series B (AGM), 7.50%, 7/01/33	1,835	1,955,762
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	2,892,238
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital:
8.25%, 9/01/39	6,365	7,732,966
Series V, 8.00%, 9/01/29	2,000	2,416,260
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	6,085	6,268,280

		32,465,941
Minnesota — 0.1%
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, AMT, 5.95%, 5/01/30 (g)	800	802,664
Municipal Bonds	Par (000)	Value
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	$280	$298,508
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	535,949
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	510	525,611

		1,061,560
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,708,126
5.00%, 9/01/42	925	926,240

		2,634,366
New Jersey — 3.3%
New Jersey EDA, RB:
1st Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	709,993
1st Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	215,703
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	975	938,437
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,500	2,781,125
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,355	1,420,365
5.00%, 1/01/43	1,835	1,905,134
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 0.00%, 12/15/35 (d)	8,110	2,449,139
Series A, 5.50%, 6/15/41	3,630	3,860,069
Series B, 5.25%, 6/15/36	4,990	5,305,967
Rutgers-The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	1,025	1,107,656

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Rutgers-The State University of New Jersey, Refunding RB, Series L (concluded):
5.00%, 5/01/43	$1,065	$1,138,102

		21,831,690
New York — 5.4%
City of New York New York Industrial Development Agency, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,250	1,256,038
City of New York New York Transitional Finance Authority, Future Tax Secured Bonds, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,985	5,250,152
County of Dutchess New York IDA, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,000	1,574,360
County of Oneida New York Industrial Development Agency, RB, Hamilton College Civic Facility, 5.00%, 9/15/26	1,990	2,130,892
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	4,910	5,174,158
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,480	2,652,385
New York State Dormitory Authority, RB, Series F:
5.00%, 3/15/15 (c)	75	79,052
5.00%, 3/15/35	6,305	6,516,722
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	3,595	3,945,584
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	2,846,209
6.00%, 12/01/42	1,485	1,607,423
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,205	2,375,821

		35,408,796
Municipal Bonds	Par (000)	Value
North Carolina — 2.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	$3,675	$3,723,694
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	2,986,119
North Carolina Medical Care Commission, Refunding RB:
1st Mortage, Aldersgate, 6.25%, 7/01/35	2,970	2,961,119
1st Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	4,886,300
Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	1,210	1,283,423

		15,840,655
Ohio — 1.0%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,390,957
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	2,205	2,188,330
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	2,859,312

		6,438,599
Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	4,833,097
City of Philadelphia Pennsylvania Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,268,150
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	3,908,572
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,000	1,990,640

6	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	$1,890	$1,729,728

		13,730,187
Rhode Island — 0.5%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,155	3,129,006
South Carolina — 3.9%
Charleston Educational Excellence Finance Corp., RB, (AGC) (c):
5.25%, 12/01/15	7,795	8,498,109
5.25%, 12/01/15	6,920	7,544,184
5.25%, 12/01/15	2,510	2,736,402
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	7,021,314

		25,800,009
Tennessee — 1.6%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	2,918,095
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	2,030	2,000,890
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, Refunding RB, Vanderbilt University, Series D, 3.25%, 10/01/37	6,520	5,614,046

		10,533,031
Texas — 11.5%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,365	4,567,580
Sub-Lien, 5.00%, 1/01/33	725	680,079
Sub-Lien, 5.00%, 1/01/42	645	578,945
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	3,060	3,323,558
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT:
7.38%, 7/01/22	3,500	3,499,930
Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT (concluded):
6.75%, 7/01/29	$4,520	$4,520,136
7.00%, 7/01/29	3,000	3,000,030
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,420,323
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,606,420
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage Brazos Presbyterian Homes Inc. Project:
Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	485	493,958
Brazos Presbyterian Homes, Inc. Project, Series B, 6.38%, 1/01/33	460	464,793
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,835,419
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	3,665	3,691,864
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,150	1,909,759
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	1,000	1,073,270
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (d)	4,110	1,060,216
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	12,140	12,911,254
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	7,095,129

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$6,000	$6,628,920
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,655	7,263,866
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,445	2,447,274

		75,072,723
Utah — 0.7%
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	4,090	4,251,678
Virginia — 2.1%
County of James City Virginia EDA, Refunding RB, 1st Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,477,275
5.50%, 9/01/34	2,000	1,884,840
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT:
5.25%, 1/01/32	3,270	3,269,836
6.00%, 1/01/37	5,905	6,170,194
Winchester Industrial Development Authority, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	1,004,930

		13,807,075
Washington — 1.1%
Vancouver Housing Authority, HRB, M/F Housing, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	875	874,948
6.20%, 9/01/32	1,250	1,201,987
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,745	5,054,469

		7,131,404
Municipal Bonds	Par (000)	Value
Wisconsin — 3.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	$14,300	$16,078,205
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,237,386

		21,315,591
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	6,677,095
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	595	603,253

		7,280,348
Total Municipal Bonds – 112.7%		737,893,139

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,595,549
California — 8.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	7,123,298
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	5,310	5,809,512
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	19,080	20,313,140
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,977	12,561,822
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	4,982,289

8	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$2,154	$2,417,647

		53,207,708
Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	7,609,316
Series C-7, 5.00%, 9/01/36	4,800	4,878,576
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	4,299	4,769,020

		17,256,912
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,117	9,783,097
Series X-3, 4.85%, 7/01/37	9,266	9,893,840

		19,676,937
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	12,091,326
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,781,923
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	4,893,433
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	4,048	4,495,500
New York — 6.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	3,194	3,439,970
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	$3,260	$3,522,437
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	21,630	23,003,721
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	13,080	14,107,565

		44,073,693
North Carolina — 3.5%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,799,026
Wake Forest University, 5.00%, 1/01/38	3,120	3,297,840

		23,096,866
Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	30,792,375
Tennessee — 1.8%
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,894,842
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,060	5,306,624
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,338,937
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,241	6,684,213

		19,329,774
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,300	7,535,271

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Virginia — 3.8%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$6,266	$6,730,914
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	11,569,548
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,282,271

		24,582,733
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	5,757,527
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	11,456	11,874,485
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 46.1%		301,936,854
Total Long-Term Investments (Cost — $1,001,146,332) — 158.8%		1,039,829,993
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	23,302,148	$23,302,148
Total Short-Term Securities (Cost — $23,302,148) — 3.6%		23,302,148
Total Investments (Cost — $1,024,448,480*) — 162.4%		1,063,132,141
Other Assets Less Liabilities — 1.9%		12,261,898
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.9%)		(169,268,093)
VRDP Shares, at Liquidation Value — (38.4%)		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$654,725,946

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$857,298,551

Gross unrealized appreciation	$54,323,145
Gross unrealized depreciation	(17,730,475)

Net unrealized appreciation	$36,592,670

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Non-income producing security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $23,448,819.

10	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	6,265,241	17,036,907	23,302,148	$2,285

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	GARB	General Airport Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	Radian	Radian Guaranty, Inc.
	EDA	Economic Development Authority	RB	Revenue Bonds
	EDC	Economic Development Corp.	SO	Special Obligation

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(606)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$76,204,500	$(802,003)

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,039,829,993	—	$1,039,829,993
Short-Term Securities	$23,302,148	—	—	23,302,148

Total	$23,302,148	$1,039,829,993	—	$1,063,132,141

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(802,003)	—	—	$(802,003)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

12	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,073,000	—	—	$1,073,000
Liabilities:
TOB trust certificates	—	$(169,240,920)	—	(169,240,920)
VRDP Shares	—	(251,400,000)	—	(251,400,000)

Total	$1,073,000	$(420,640,920)	—	$(419,567,920)

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2014	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2014